Inventories, Net	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES, NET
6.	INVENTORIES, NET

Inventories consisted of the following:

	As of March 31,
	2020	2021
	$	$
Raw materials	1,346	1,574
Work in progress	234	263
Finished goods	420	401
	2,000	2,238

Slow moving inventories amounting to $419, $39 and $125 were written off during the years ended March 31, 2019, 2020 and 2021, respectively.